Income Taxes	9 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
Income Taxes

 Note 8. Income Taxes

       The Company had income tax expense of $3.3 million for the three-month period ended September 30, 2022, compared to income tax benefit of $0.7 million for the three-month period ended September 30, 2021.  The Company had income tax expense of $2.8 million for the nine-month period ended September 30, 2022, and income tax benefit of $6.0 million for the nine-month period ended September 30, 2021. The Company’s effective tax rate as of September 30, 2022, was primarily impacted by the geographic mix of its earnings and losses, as well as changes in its valuation allowance.